1801 California Street, Suite 5200 Denver, CO 80202

May 4, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Transamerica Stock Index Prospectus and Transamerica Stock Index Statement of Additional Information, each dated May 1, 2018, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 256) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2018 via EDGAR (Accession Number 0001193125-18-142367).

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1311.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.